Significant and Critical Accounting Policies and Practices (Details 2) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Loss Per Share [Line Items]
Common stock equivalents, total	122,614,230	91,975,040	112,123,487
Series A Preferred Stock [Member]
Loss Per Share [Line Items]
Common stock equivalents, total		21,654,614	19,256,707
Series B Preferred stock [Member]
Loss Per Share [Line Items]
Common stock equivalents, total		4,431,987	4,092,893
Convertible notes [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	1,620,505	13,681,425	17,749,990
Convertible notes - related party [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	2,000		7,080,128
Options [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	17,649,990	17,749,990	17,749,990
Warrants [Member]
Loss Per Share [Line Items]
Common stock equivalents, total	103,341,735	34,457,024	46,193,779